Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Postretirement Benefit Plans

15 Postretirement Benefit Plans

Pensions

Our employees participate in employee pension plans in accordance with the legal requirements, customs and the local situation in the respective countries. These are defined-benefit pension plans, defined-contribution plans and multi-employer plans.

The Company’s employees in The Netherlands participate in a multi-employer plan, implemented for the employees of the Metal and Electrical Engineering Industry (“Bedrijfstakpensioenfonds Metalektro or PME”) in accordance with the mandatory affiliation to PME effective for the industry in which NXP operates. As this affiliation is a legal requirement for the Metal and Electrical Engineering Industry it has no expiration date. This PME multi-employer plan (a career average plan) covers 1,340 companies and 623,000 participants. The plan monitors its risk on an aggregate basis, not by company or participant and can therefore not be accounted for as a defined benefit plan. The pension fund rules state that the only obligation for affiliated companies will be to pay the annual plan contributions. There is no obligation for affiliated companies to fund plan deficits. Affiliated companies are also not entitled to any possible surpluses in the pension fund.

Every participating company contributes the same fixed percentage of its total pension base, being pensionable salary minus an individual offset. The Company’s pension cost for any period is the amount of contributions due for that period.

The contribution rate for the mandatory scheme will decrease from 25.77% (2017) to 25.35% (2018).

PME multi-employer plan	2017	2016	2015
NXP’s contributions to the plan	35	36	37
(including employees’ contributions)	4	4	4
Average number of NXP’s active employees participating in the plan	2,271	2,415	2,668
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

The amount for pension costs included in the statement of operations for the year 2017 was $97 million (2016: $102 million; 2015: $69 million) of which $42 million (2016: $44 million; 2015: $21 million) represents defined-contribution plans and $31 million (2016: $32 million; 2015: $32 million) represents the PME multi-employer plans.

Defined-benefit plans

The benefits provided by defined-benefit plans are based on employees’ years of service and compensation levels. Contributions are made by the Company, as necessary, to provide assets sufficient to meet the benefits payable to defined-benefit pension plan participants.

These contributions are determined based upon various factors, including funded status, legal and tax considerations as well as local customs. The Company funds certain defined-benefit pension plans as claims are incurred.

The total cost of defined-benefit plans amounted to a benefit of $1 million in 2017 (2016: a cost of $26 million; 2015: a cost of $16 million) consisting of $24 million ongoing cost (2016: $27 million; 2015: $20 million) and a gain of $25 million from special events resulting from restructurings, divestments, curtailments and settlements (2016: $1 million; 2015: $4 million).

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2017 and 2016, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the Consolidated Balance Sheets.

	2017	2016
Projected benefit obligation
Projected benefit obligation at beginning of year	564	561
Service cost	15	17
Interest cost	11	14
Actuarial (gains) and losses	15	53
Curtailments and settlements	(1)	(15)
Benefits paid	(22)	(21)
Pension liabilities held-for-sale	—	(28)
Exchange rate differences	69	(17)

Projected benefit obligation at end of year	651	564
Plan assets
Fair value of plan assets at beginning of year	172	190
Actual return on plan assets	8	3
Employer contributions	18	21
Curtailments and settlements	(1)	(15)
Benefits paid	(21)	(21)
Pension assets held-for-sale	—	(2)
Exchange rate differences	19	(4)

Fair value of plan assets at end of year	195	172
Funded status	(456)	(392)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	—	—
- Accrued pension cost within other non-current liabilities	(443)	(380)
- Accrued pension cost within accrued liabilities	(13)	(12)

Total	(456)	(392)
Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	613	524
Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	190	171
- Accumulated benefit obligations	375	327
- Projected benefit obligations	401	357
Unfunded plans
- Accumulated benefit obligations	233	195
- Projected benefit obligations	243	204
Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	91	42
- Net actuarial loss (gain)	9	54
- Exchange rate differences	13	(5)

Total AOCI at end of year	113	91

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2017	2016
Discount rate	1.9%	2.0%
Rate of compensation increase	1.8%	1.9%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2017	2016	2015
Discount rate	2.0%	2.5%	2.6%
Expected returns on plan assets	3.1%	3.5%	4.2%
Rate of compensation increase	1.9%	2.2%	1.8%

For the Company’s major plans, the discount rate used is based on high quality corporate bonds (iBoxx Corporate Euro AA 10+).

Plans in countries without a deep corporate bond market use a discount rate based on the local sovereign rate and the plans maturity (Bloomberg Government Bond Yields).

Expected returns per asset class are based on the assumption that asset valuations tend to return to their respective long-term equilibria. The Expected Return on Assets for any funded plan equals the average of the expected returns per asset class weighted by their portfolio weights in accordance with the fund’s strategic asset allocation.

The components of net periodic pension costs were as follows:

	2017	2016	2015
Service cost	15	17	12
Interest cost on the projected benefit obligation	11	14	11
Expected return on plan assets	(6)	(6)	(6)
Amortization of net (gain) loss	4	2	3
Curtailments & settlements	(25)	(1)	(6)
Other	—	—	2

Net periodic cost	(1)	26	16

A sensitivity analysis shows that if the discount rate increases by 1% from the level of December 31, 2017, with all other variables held constant, the net periodic pension cost would decrease by $3 million. If the discount rate decreases by 1% from the level of December 31, 2017, with all other variables held constant, the net periodic pension cost would increase by $3 million.

The estimated net actuarial loss (gain) and prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year (2018) are $4 million and nil respectively.

Plan assets

The actual pension plan asset allocation at December 31, 2017 and 2016 is as follows:

	2017	2016
Asset category:
Equity securities	32%	29%
Debt securities	47%	52%
Insurance contracts	7%	7%
Other	14%	12%

	100%	100%

We met our target plan asset allocation. The investment objectives for the pension plan assets are designed to generate returns that, along with the future contributions, will enable the pension plans to meet their future obligations. The investments in our major defined benefit plans largely consist of government bonds, “Level 2” Corporate Bonds and cash to mitigate the risk of interest fluctuations. The asset mix of equity, bonds, cash and other categories is evaluated by an asset-liability modeling study for our largest plan. The assets of funded plans in other countries mostly have a large proportion of fixed income securities with return characteristics that are aligned with changes in the liabilities caused by discount rate volatility. Total pension plan assets of $195 million include $183 million related to the German and Japanese pension funds.

The following table summarizes the classification of these assets.

	2017			2016
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	—	62	—	—	48	—
Debt securities	10	72	—	9	72	—
Insurance contracts	—	13	—	—	12	—
Other	2	16	8	5	11	4

	12	163	8	14	143	4

The Company currently expects to make $7 million of employer contributions to defined-benefit pension plans and $8 million of expected cash payments in relation to unfunded pension plans.

Estimated future pension benefit payments

The following benefit payments are expected to be made (including those for funded plans):

2018	22
2019	17
2020	18
2021	20
2022	23
Years 2023-2027	135

Postretirement health care benefits

In addition to providing pension benefits, NXP provides retiree healthcare benefits in the US and the UK which are accounted for as defined-benefit plans. In 2016, NXP also provided retiree healthcare benefits in the U.K. The liability associated with the U.K. benefits was divested in association with the sale of Standard Products during 2017.

The accumulated postretirement benefit obligation at the end of 2017 equals $14 million (2016: $18 million).